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                               THE CARDINAL GROUP
                             155 East Broad Street
                              Columbus, Ohio 43215


                                February 3, 1998


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Attention: Filing Desk
Stop 1-4
Washington, D.C. 20549-1004

     Subject:  The Cardinal Group -- Securities Act of 1933
               Registration No. 33-59984 and Investment Company
               Act of 1940 File No. 811-7588 -- Rule 497(j) Filing
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Ladies and Gentlemen:

     On behalf of The Cardinal Group (the "Group"), the undersigned hereby certifies, on behalf of the Group, that the form of Prospectus of Cardinal Government Securities Money Market Fund and Cardinal Tax Exempt Money Market Fund and the form of Investor Share Prospectuses of The Cardinal Fund, Cardinal Balanced Fund, Cardinal Aggressive Growth Fund and Cardinal Government Obligations Fund that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent post-effective amendment to the Group's Registration Statement on Form N-1A as filed on January 29, 1998, and that the text of such post-effective amendment has been filed electronically.

                                   THE CARDINAL GROUP


                                   By /s/ James M. Schrack
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                                     James M. Schrack II, Treasurer